UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21311

PIMCO High Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	March 31, 2005

Date of reporting period:	March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORT TO SHAREHOLDERS

PIMCO HIGH INCOME FUND

Annual Report

March 31, 2005

[PHK LISTED NYSE THE NEW YORK STOCK EXCHANGE LOGO]

CONTENTS

Letter to Shareholders	1
Performance & Statistics	2
Schedule of Investments	3-11
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	15-23
Tax Information/Other Information	23
Financial Highlights	24
Report of Independent Registered Public Accounting Firm	25
Privacy Policy, Proxy Voting Policies & Procedures	26
Dividend Reinvestment Plan	27
Board of Trustees	28

[ALLIANZ GLOBAL INVESTORS LOGO]

PIMCO HIGH INCOME FUND LETTER TO SHAREHOLDERS

May 16, 2005

Dear Shareholder:

We are pleased to provide you with the annual report of PIMCO High Income Fund (the “Fund”) for the year ended March 31, 2005.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s transfer agent at 1-800-331-1710.  Also, note that a wide range of information and resources can be accessed through our Web site, www.allianzinvestors.com.

Together with Allianz Global Investors Fund Management LLC (formerly, PA Fund  Management LLC), the Fund’s investment manager and Pacific Investment Management  Company LLC, the Fund’s sub-adviser, we thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,

/s/ Robert E. Connor	/s/ Brian S. Shlissel

Robert E. Connor	Brian S. Shlissel
CHAIRMAN	PRESIDENT & CHIEF EXECUTIVE OFFICER

1

PIMCO HIGH INCOME FUND PERFORMANCE & STATISTICS

March 31, 2005 (unaudited)

SYMBOL:

PHK

OBJECTIVE:

To provide high current

income. Capital appreciation

is a secondary objective.

PRIMARY INVESTMENTS:

U.S. dollar-denominated

corporate debt obligations of

varying maturities and other

corporate income-producing

securities.

INCEPTION DATE:

4/30/03

TOTAL NET ASSETS(1):

$2,616.3 million

PORTFOLIO MANAGER:

Raymond Kennedy

TOTAL RETURN(2):	MARKET PRICE	NET ASSET VALUE (“NAV”)
Six months	3.61%	4.17%
1 year	8.81%	10.31%
Commencement of Operations (4/30/03) to 3/31/05	8.29%	14.18%

[CHART]

COMMON SHARE MARKET PRICE/NAV PERFORMANCE:

Commencement of Operations (4/30/03) to 3/31/05

	NAV	MARKET PRICE
4/30/2003	$14.31	$15.16
5/2/2003	$14.36	$15.19
5/9/2003	$14.36	$15.13
5/16/2003	$14.40	$15.15
5/23/2003	$14.36	$15.17
5/30/2003	$14.43	$15.01
6/6/2003	$14.71	$15.02
6/13/2003	$14.87	$15.18
6/20/2003	$14.78	$14.95
6/27/2003	$14.58	$14.83
7/4/2003	$14.54	$14.98
7/11/2003	$14.50	$14.94
7/18/2003	$14.47	$14.65
7/25/2003	$14.35	$14.08
8/1/2003	$13.76	$13.84
8/8/2003	$13.74	$13.83
8/15/2003	$13.43	$13.44
8/22/2003	$14.03	$13.67
8/29/2003	$14.33	$13.77
9/5/2003	$14.48	$14.17
9/12/2003	$14.48	$14.02
9/19/2003	$14.68	$14.03
9/26/2003	$14.67	$13.99
9/30/2003	$14.75	$13.98
10/3/2003	$14.80	$14.37
10/10/2003	$14.85	$14.26
10/17/2003	$14.96	$14.18
10/24/2003	$14.93	$14.34
10/31/2003	$15.08	$14.49
11/7/2003	$15.07	$14.63
11/14/2003	$15.15	$14.44
11/21/2003	$15.18	$14.39
11/28/2003	$15.20	$14.48
12/5/2003	$15.47	$14.72
12/12/2003	$15.45	$14.71
12/19/2003	$15.56	$14.75
12/26/2003	$15.65	$14.95
1/2/2004	$15.75	$15.03
1/9/2004	$16.15	$15.24
1/16/2004	$16.07	$15.28
1/23/2004	$16.16	$15.21
1/30/2004	$15.80	$15.03
2/6/2004	$15.56	$14.93
2/13/2004	$15.64	$14.88
2/20/2004	$15.54	$14.58
2/27/2004	$15.52	$14.73
3/5/2004	$15.81	$14.84
3/12/2004	$15.41	$14.70
3/19/2004	$15.42	$14.63
3/26/2004	$15.38	$14.72
4/2/2004	$15.44	$14.72
4/9/2004	$15.55	$14.70
4/16/2004	$15.28	$14.18
4/23/2004	$15.25	$13.94
4/30/2004	$15.08	$13.73
5/7/2004	$14.70	$13.34
5/14/2004	$14.22	$13.15
5/21/2004	$14.43	$13.32
5/28/2004	$14.62	$13.80
6/4/2004	$14.60	$13.74
6/11/2004	$14.58	$13.36
6/18/2004	$14.67	$13.35
6/25/2004	$14.79	$13.66
7/2/2004	$14.96	$13.99
7/9/2004	$15.04	$14.08
7/16/2004	$15.09	$14.12
7/23/2004	$15.04	$14.01
7/30/2004	$15.00	$14.15
8/6/2004	$15.15	$14.37
8/13/2004	$15.04	$14.27
8/20/2004	$15.18	$14.30
8/27/2004	$15.29	$14.45
9/3/2004	$15.35	$14.71
9/10/2004	$15.38	$14.75
9/17/2004	$15.51	$14.69
9/24/2004	$15.54	$14.79
9/30/2004	$15.58	$14.75
10/1/2004	$15.59	$14.77
10/8/2004	$15.77	$14.94
10/15/2004	$15.71	$14.94
10/22/2004	$15.73	$14.90
10/29/2004	$15.95	$15.03
11/5/2004	$16.16	$14.89
11/12/2004	$16.01	$14.98
11/19/2004	$16.08	$14.97
11/26/2004	$16.11	$15.08
12/3/2004	$16.07	$15.03
12/10/2004	$16.19	$15.15
12/17/2004	$16.13	$15.04
12/23/2004	$16.20	$15.28
12/31/2004	$15.75	$14.94
1/7/2005	$15.68	$14.98
1/14/2005	$15.49	$14.74
1/21/2005	$15.47	$14.64
1/28/2005	$15.60	$14.72
2/4/2005	$15.80	$15.05
2/11/2005	$15.74	$14.96
2/18/2005	$15.79	$14.57
2/25/2005	$15.81	$14.79
3/4/2005	$15.82	$14.88
3/11/2005	$15.62	$14.44
3/18/2005	$15.43	$13.97
3/24/2005	$15.13	$13.80
3/31/2005	$15.02	$14.08

MARKET PRICE/NET ASSET VALUE:

Market Price	$14.08
NAV	$15.02
Discount to NAV	6.26%
Market Price Yield(3)	10.39%

[CHART]

MOODY’S RATING AS A % OF TOTAL INVESTMENTS

Aaa	2.7%
Baa	2.1%
Ba	18.3%
B	55.0%
Caa	13.8%
Ca	0.2%
P1	1.0%
NR	6.9%

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange.  Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at March 31, 2005.

2 PIMCO High Income Fund Annual Report | 3.31.05

PIMCO HIGH INCOME FUND SCHEDULE OF INVESTMENTS

March 31, 2005

PRINCIPAL AMOUNT		CREDIT RATING
(000)		(MOODY’S/S&P)*	VALUE
CORPORATE BONDS & NOTES - 83.4%

AEROSPACE - 0.2%
$5,600	Armor Holdings, Inc., 8.25%, 8/15/13 (a)	B1/B+	$6,062,000

AIRLINES - 2.1%
	Continental Airlines, Inc., pass thru certificates,
16,803	6.92%, 4/2/13, 97-5A 9 (b) (c) (d)	NR/NR	16,781,049
5,068	7.373%, 12/15/15, Ser. 01-1 (a)	Ba1/BBB	4,241,598
2,436	8.307%, 10/2/19, Ser. 00-2 (a)	Ba2/BBB-	2,094,457
10,000	Delta Air Lines, Inc., pass thru certificates,
	7.92%, 5/18/12, Ser. 00-1 (a)	B3/B-	5,631,692
	Nothwest Airlines Corp.,
2,483	6.81%, 2/1/20, Ser. 991A (a)	Baa3/BBB-	2,270,093
2,729	7.575%, 3/1/19, Ser. 992A (a)	Baa2/A-	2,759,983
	United Air Lines, Inc., pass thru certificates,
1,081	1.54%, 3/2/05, Ser. 97A, FRN (a)	NR/NR	999,540
486	6.602%, 9/1/13, Ser. 01-1 (a)	NR/NR	463,983
14,994	7.186%, 10/1/12, Ser. 00-2 (a)	NR/NR	14,053,862
3,549	7.73%, 7/1/10, Ser. 00-1 (a)	NR/NR	3,270,041
744	7.783%, 1/1/14, Ser. 00-1 (a)	NR/NR	681,064
378	U.S. Airway Group, Inc., 9.625%, 9/1/24 (a) (c)	NR/NR	97,260
			53,344,622

AUTOMOTIVE - 2.7%
10,450	Arvin Capital I, 9.50%, 2/1/27 (a)	Ba2/B+	10,920,250
3,000	ArvinMeritor, Inc., 8.75%, 3/1/12 (a)	Ba1/BB+	3,135,000
18,601	Dura Operating Corp., 8.625%, 4/15/12, Ser. B (a)	B3/B-	17,252,428
10,000	Exide Technologies, 10.50%, 3/15/13 (a) (e)	Caa1/B	9,600,000
10,000	Ford Motor Co., 7.45%, 7/16/31 (a)	Baa1/BBB-	9,070,300
5,000	General Motors Corp., 8.375%, 7/15/33 (a)	Baa3/BBB-	4,289,010
	Tenneco Automotive, Inc.,
2,000	8.625%, 11/15/14, Ser. B (a) (e)	B3/B-	1,955,000
3,500	10.25%, 7/15/13, Ser. B (a)	B2/B-	3,920,000
8,245	TRW Automotive, Inc., 9.375%, 2/15/13 (a)	Ba3/BB-	8,904,600
			69,046,588

CHEMICALS - 1.7%
5,000	Compass Minerals Group, Inc., 10.00%, 8/15/11 (a)	B3/B-	5,462,500
6,155	Equistar Chemical LP, 10.125%, 9/1/08 (a)	B2/B+	6,832,050
1,215	IMC Global, Inc., 10.875%, 6/1/08, Ser. B (a)	Ba3/BB	1,397,250
1,775	International Specialty ChemCo, 10.25%, 7/1/11, Ser. B (a)	B1/BB-	1,930,313
8,925	International Specialty ChemCo Holdings, Inc., 10.625%, 12/15/09, Ser. B (a)	B2/B+	9,594,375
4,550	Millennium America, Inc., 9.25%, 6/15/08 (a)	B1/B+	4,902,625
8,050	Nalco Co., 8.875%, 11/15/13 (a)	Caa1/B-	8,653,750
5,078	Westlake Chemical Corp., 8.75%, 7/15/11 (a)	Ba2/BB-	5,579,453
			44,352,316

CONSUMER PRODUCTS - 0.6%
5,875	Buhrmann US, Inc. 8.25%, 7/1/14 (a)	B2/B	6,080,625
8,000	Rayovac Corp., 8.50%, 10/1/13 (a)	B3/B-	8,280,000
			14,360,625

CONTAINERS & PACKING - 2.5%
	Crown Euro Holdings SA,
14,975	9.50%, 3/1/11 (a)	B1/B+	16,509,938
2,700	10.875%, 3/1/13 (a)	B2/B	3,145,500

3.31.05 | PIMCO High Income Fund Annual Report 3

PRINCIPAL AMOUNT			CREDIT RATING
(000)			(MOODY’S/S&P)*	VALUE
CONTAINERS & PACKING (continued)
$15,700		Jefferson Smurfit Corp., 7.50%-8.25%, 10/1/12-6/1/13 (a)	B2/B	$15,846,250
		Owens-Brockway Glass Containers,
14,370		7.75%-8.875%, 2/15/09-11/15/12 (a)	B1/BB-	15,695,450
7,700		8.25%, 5/15/13 (a)	B2/B	8,181,250
5,675		Stone Container Corp., 8.375%-9.75%, 2/1/11-7/1/12 (a)	B2/B	6,088,438
				65,466,826

ENERGY - 2.2%
19,814		NRG Energy, Inc., 8.00%, 12/15/13 (a) (e)	B1/B	21,052,375
200		Peabody Energy Corp., 6.875%, 3/15/13, Ser. B (a)	Ba3/BB-	207,000
25,050		Reliant Energy, Inc., 6.75%-9.50%, 7/15/10-12/15/14 (a)	B1/B+	26,139,813
11,897		South Point Energy Center LLC, 8.40%, 5/30/12 (a) (e)	B2/B	11,094,237
				58,493,425

FINANCING - 6.7%
32,031		AES Ironwood LLC, 8.857%, 11/30/25 (a)	B2/B+	36,355,289
8,427		AES Red Oak LLC, 8.54%, 11/30/19, Ser A (a)	B2/B+	9,480,978
1,800		Affinia Group, Inc., 9.00%, 11/30/14 (e)	Caa1/B	1,674,000
10,546		BCP Cayman\Luxembourg Holding, 9.625%, 6/15/14 (a) (e)	B3/B-	12,075,170
18,225		Bluewater Finance Ltd., 10.25%, 2/15/12 (a)	B1/B	19,865,250
10,000		Bombardier Capital, Inc., 7.09%, 3/30/07, Ser. AI (b) (d)	NR/NR	10,075,000
15,350		Consolidated Communications Holding, 9.75%, 4/1/12 (a) (e)	B3/NR	16,347,750
6,500		Eircom Funding, 8.25%, 8/15/13 (a)	B1/BB-	7,101,250
1,000		Hollinger Inc., 11.875%, 3/1/11 (a) (e)	B3/NR	1,005,000
		Jet Equipment Trust,
242		7.63%, 8/15/12, Ser. 95B (d) (e) (f)	NR/NR	145,345
400		10.00%, 6/15/12, Ser. A11 (d) (e) (f)	NR/NR	255,000
4,345		Kraton Polymers LLC, 8.125%, 1/15/14 (a) (e)	Caa1/B-	4,138,613
13,690		MDP Acquistitions plc, 9.625%, 10/1/12 (a)	B3/B-	14,785,200
7,650		Refco Finance Holdings, Inc., 9.00%, 8/1/12 (a) (e)	B3/B	8,147,250
		Riggs Capital Trust,
3,450		8.625%, 12/31/26, Ser A (a)	Caa1/D	3,881,250
5,375		8.875%, 3/15/27 (a) (e)	Caa1/D	6,046,875
8,011		8.875%, 3/15/27, Ser C (a)	Caa1/D	9,012,375
4,000		Sheridan Group, Inc., 10.25%, 8/15/11 (a)	B1/B	4,270,000
9,500		UGS Corp., 10.00%, 6/1/12 (a) (e)	B3/B-	10,545,000
				175,206,595

FOOD - 0.5%
—	**	Dole Foods Co., 8.875%, 3/15/11 (a)	B2/B+	389
11,400		Ingles Markets, Inc., 8.875%, 12/1/11 (a)	Ba3/B+	11,742,000
150		Roundy’s, Inc., 8.875%, 6/15/12, Ser. B (a)	B2/B	161,250
				11,903,639

HEALTHCARE & HOSPITALS - 4.5%
5,000		Davita, Inc., 7.25%, 3/15/15 (a) (e)	B3/B	4,925,000
400		Extendicare Health Services, Inc., 9.50%, 7/1/10 (a)	B1/B	439,500
21,000		HCA, Inc., 6.25%-7.50%, 2/15/13-11/06/33 (a)	Ba2/BBB+	21,299,153
27,730		HEALTHSOUTH Corp., 8.375%-10.75%, 2/1/08-10/1/11 (a)	NR/NR	27,770,800
17,890		Rotech Healthcare, Inc., 9.50%, 4/1/12 (a)	B2/B+	19,321,200
44,295		Tenet Healthcare Corp., 6.375%-9.875%, 12/1/11-7/1/14 (a)	B3/B	42,109,200
				115,864,853

4 PIMCO High Income Fund Annual Report | 3.31.05

PRINCIPAL AMOUNT		CREDIT RATING
(000)		(MOODY’S/S&P)*	VALUE
HOTELS/GAMING - 1.4%
$14,746	ITT Corp., 7.75%, 11/15/25 (a)	Ba1/BB+	$15,262,110
12,500	Mandalay Resort Group, 9.375%, 2/15/10 (a)	Ba3/BB-	13,906,250
1,100	MGM Mirage, Inc., 8.375%, 2/1/11 (a)	Ba3/BB-	1,193,500
1,807	Park Place Entertainment Corp., 9.375%, 2/15/07 (a)	Ba1/BB+	1,926,714
3,800	Premier Entertainment LLC, 10.75%, 2/1/12 (a)	B3/B-	3,895,000
			36,183,574

LEISURE - 0.9%
375	Argosy Gaming Co., 7.00%, 1/15/14 (a)	B1/B+	407,344
125	Bombardier Recreational Products, Inc., 8.375%, 12/15/13 (a)	B3/B-	133,125
19,950	Six Flags, Inc., 9.75%, 4/15/13 (a)	Caa1/CCC	18,703,125
5,665	True Temper Sports, Inc., 8.375%, 9/15/11 (a)	Caa1/CCC+	5,296,775
			24,540,369

MANUFACTURING - 0.4%
6,770	Dresser, Inc., 9.375%, 4/15/11 (a)	B2/B	7,210,050
1,300	Invensys plc, 9.875%, 3/15/11 (a) (e)	B3/B-	1,329,250
1,750	Reddy Ice Group, Inc., 8.875%, 8/1/11 (a)	B3/B-	1,955,625
			10,494,925

MEDICAL PRODUCTS - 0.4%
125	Fisher Scientific International, Inc., 8.00%, 9/1/13 (a)	Ba3/BB+	136,563
6,900	Medical Device Manufacturing, Inc., 10.00%, 7/15/12 (a)	Caa1/B-	7,417,500
	VWR International, Inc.,
150	6.875%, 4/15/12 (a)	B3/B-	151,125
3,000	8.00%, 4/15/14 (a)	Caa1/B-	3,052,500
			10,757,688

MISCELLANEOUS - 10.8%
	Dow JonesTRAC X North America High Yield Index,
45,000	7.375%, 3/25/09 (a) (e) (g)	B3/B+	44,280,000
89,150	8.00%, 3/25/09 (a) (e) (g)	B3/B	86,946,212
143,915	Target Return Index Securities Trust High Yield, Ser. 04-1, 7.96%, 8/1/15 (a) (e) (g)	B1/BB-	149,751,514
			280,977,726

MULTI-MEDIA - 6.9%
25,150	Cablevision Systems Corp., 8.00%, 4/15/12 (a) (e)	B3/B+	25,967,375
	CanWest Media, Inc.,
725	8.00%, 9/15/12 (a) (e)	B2/B-	766,688
6,095	10.625%, 5/15/11 (a)	B2/B-	6,674,025
26,300	CCO Holdings LLC, 8.75%, 11/15/13 (a)	B3/CCC-	26,431,500
14,150	CF Cable TV, Inc., 9.125%, 7/15/07 (a)	Ba3/BB-	14,428,939
10,850	Charter Communication Holdings II, 10.25%, 9/15/10 (a)	Caa1/CCC-	11,121,250
27,325	Charter Communication Operation LLC,
	8.00%-8.375%, 4/30/12-4/30/14 (a) (e)	B2/B-	27,468,250
	CSC Holdings, Inc.,
10,135	7.25%-7.875%, 7/15/08-7/15/18 (a)	B1/BB-	10,662,525
5,250	7.625%-8.125%, 7/15/09-4/1/11, Ser. B (a)	B1/BB-	5,561,250
24,595	Mediacom Broadband LLC, 11.00%, 7/15/13 (a)	B2/B	26,439,625
	Sinclair Broadcast Group, Inc.,
7,100	4.875%, 7/15/18 (a)	B3/B	6,230,250
175	8.75%, 12/15/11 (a)	B2/B	184,625

3.31.05 | PIMCO High Income Fund Annual Report 5

PRINCIPAL AMOUNT		CREDIT RATING
(000)		(MOODY’S/S&P)*	VALUE
MULTI-MEDIA (continued)
	Young Broadcasting, Inc.,
$350	8.50%,12/15/08 (a)	B2/B	$368,375
17,212	8.75%-10.00%, 3/1/11-1/15/14 (a)	Caa1/CCC+	17,062,830
			179,367,507

OFFICE EQUIPMENT - 0.1%
1,000	Xerox Corp., 9.75%, 1/15/09 (a)	Ba2/B+	1,132,500

OIL & GAS - 9.5%
5,000	Amerigas Partners LP, 10.00%, 4/15/06, Ser. D (a)	B2/BB-	5,275,000
1,464	Chesapeake Energy Corp., 8.125%, 4/1/11 (a)	Ba3/BB-	1,559,160
16,275	Coastal Corp., 6.375%-7.75%, 9/1/08-6/1/28 (a)	Caa1/CCC+	15,826,000
2,550	Dynegy Holdings, Inc., 9.875%-10.125%, 7/15/10-7/15/13 (a) (e)	B3/B-	2,767,875
	Dynegy-Roseton Danskammer,
3,050	7.27%, 11/8/10, Ser. A (a)	Caa2/B	2,996,625
25,500	7.67%, 11/8/16, Ser. B (a)	Caa2/B	23,141,250
1,600	El Paso Corp., 7.875%, 6/15/12 (a)	Caa1/CCC+	1,600,000
	El Paso Energy Corp.,
39,175	7.375%-7.80%, 12/15/12-1/15/32 (a)	Caa1/CCC+	37,316,688
12,850	8.05%, 10/15/30 (a)	Caa1/NR	12,336,000
19,115	El Paso Production Holding Co., 7.75%, 6/1/13 (a)	B3/B-	19,449,513
	Ferrellgas LP,
10,000	6.75%, 5/1/14 (a)	Ba3/B+	9,800,000
6,170	8.75%, 6/15/12 (a)	B2/B-	6,447,650
10,000	Gaz Capital SA, 8.625%, 4/28/34 (a)	Ba3/BB-	11,175,000
9,965	Hanover Compressor Co., 8.625%-9.00%, 12/15/10-6/1/14 (a)	B3/B	10,537,375
13,850	Hanover Equipment Trust, 8.50%, 9/1/08, Ser. A (a)	B2/B+	14,507,875
3,625	Newpark Resources, Inc., 8.625%, 12/15/07, Ser. B (a)	B2/B	3,606,875
450	Sesi, LLC, 8.875%, 5/15/11 (a)	B1/BB-	482,625
13,000	Sonat, Inc., 7.00%-7.625%, 7/15/11-2/1/18 (a)	Caa1/CCC+	12,390,000
250	TransMontaigne, Inc., 9.125%, 6/1/10 (a)	B3/B	266,250
4,400	Vintage Petroleum, Inc., 7.875%, 5/15/11 (a)	B1/B	4,686,000
47,500	Williams Cos., Inc., 7.875%, 9/1/21 (a)	B1/B+	52,012,500
			248,180,261

PAPER & PAPER PRODUCTS - 2.5%
36,834	Abitibi-Consolidated, Inc., 6.95%-8.85%, 4/1/08-8/1/30 (a)	Ba3/BB-	35,644,108
6,000	Buckeye Technologies, Inc., 8.50%, 10/1/13 (a)	B3/B+	6,330,000
20,175	Georgia-Pacific Corp., 7.70%-8.875%, 6/15/15-5/15/31 (a)	Ba3/BB+	23,800,500
			65,774,608

PUBLISHING - 1.6%
13,486	American Media Operations, Inc. 10.25%, 5/1/09, Ser. B (a)	B3/B-	13,958,010
18,558	Dex Media West LLC, 9.875%, 8/15/13, Ser. B (a)	B2/B	20,784,960
7,800	PRIMEDIA, Inc., 7.625%-8.875%, 4/1/08-5/15/13 (a)	B3/B	7,973,500
			42,716,470

REAL ESTATE - 0.6%
10,000	B.F. Saul REIT, 7.50%, 3/1/14 (a)	B3/B+	10,425,000
	Host Marriott LP, REIT,
3,400	7.00%, 8/15/12 (a)	Ba3/B+	3,383,000
2,404	9.25%, 10/1/07, Ser. G (a)	Ba3/B+	2,584,300
			16,392,300

6 PIMCO High Income Fund Annual Report | 3.31.05

PRINCIPAL AMOUNT		CREDIT RATING
(000)		(MOODY’S/S&P)*	VALUE
RETAIL - 0.4%
$1	Saks, Inc., 8.25%, 11/15/08	Ba3/BB	$1,060
11,050	Toys “R’” Us, Inc., 7.625%-7.875%, 8/1/11-4/15/13 (a)	Ba2/BB	10,316,375
			10,317,435

TELECOMMUNICATIONS - 14.2%
20,800	American Cellular Corp., 10.00%, 8/1/11, Ser. B, (a)	Caa1/B-	19,240,000
5,700	American Tower Corp., 7.50%, 5/1/12 (a)	B3/CCC	5,814,000
22,905	AT&T Corp., 9.05%-9.750%, 11/15/11-11/15/31, (a)	Ba1/BB+	27,139,469
5,650	Calpoint Receivable Structured Trust, 7.44%, 12/10/06 (a) (e)	Caa2/CCC+	5,677,768
1,780	Centennial Communications Corp., 8.125%, 2/1/14 (a)	Caa1/CCC	1,833,400
24,200	Cincinnati Bell, Inc., 8.375%, 1/15/14 (a)	B3/B-	23,958,000
16,430	Crown Castle International Corp., 9.375%, 8/1/11 (a)	B3/CCC+	17,949,775
4,700	Dobson Communications Corp., 8.875%, 10/1/13 (a)	Ca/CCC	3,713,000
19,775	Insight Midwest LP, 9.75%-10.50%, 10/1/09-11/1/10 (a)	B2/B+	21,223,063
3,050	Intelsat Bermuda Ltd., 8.25%, 1/15/13 (a) (e)	B2/B+	3,095,750
41,344	MCI, Inc., 7.69%-8.735%, 5/1/09-5/1/14 (a)	B2/B+	43,803,480
14,550	Nextel Communications, Inc., 6.875%-7.375%, 10/31/13-8/1/15 (a)	Ba3/BB	15,437,063
22,505	PanAmSat Corp., 6.875%, 1/15/28 (a)	B3/BB+	20,592,075
68,200	Qwest Capital Funding, Inc., 7.25%-7.90%, 8/15/10-2/15/11 (a)	Caa2/B	65,100,000
20,600	Qwest Communications International, Inc., 7.50%-7.75%, 2/15/11-2/15/14 (a) (e)	B3/B	20,239,500
1,400	Qwest Corp., 5.625%, 11/15/08 (a)	Ba3/BB-	1,396,500
24,365	Qwest Services Corp., 13.50%-14.00%, 12/15/07-12/15/10 (a) (e)	Caa1/B	27,602,063
	Rural Cellular Corp.,
700	8.25%, 3/15/12 (a)	B2/B-	717,500
15,370	9.875%, 2/1/10 (a)	Caa1/CCC	15,523,700
6,500	Superior Essex Communication, 9.00%, 4/15/12 (a)	B3/B	6,630,000
	Time Warner Telecom Holdings, Inc.,
2,250	9.25%, 2/15/14 (a) (e)	B2/CCC+	2,171,250
3,750	9.25%, 2/15/14 (a)	B2/CCC+	3,618,750
7,550	Time Warner Telecom, Inc., 9.75%-10.125%, 7/15/08-2/1/11 (a)	B3/CCC+	7,386,250
9,400	Triton PCS, Inc., 8.50%, 6/1/13 (a)	Caa1/CCC	8,695,000
			368,557,356

TOBACCO - 1.3%
	Commonwealth Brands, Inc.
10,500	9.75%, 4/15/08 (a) (e)	NR/NR	11,287,500
6,475	10.625%, 9/1/08 (d) (e)	NR/NR	6,960,625
	DIMON Inc.,
9,250	6.25%, 3/31/07 (a) (c)	NR/BB	9,222,727
125	9.625%, 10/15/11, Ser B (a)	NR/BB	141,719
8,450	North Atlantic Trading, Inc., 9.25%, 3/1/12 (a)	B3/CCC	6,379,750
			33,992,321

UTILITIES - 7.9%
	AES Corp.,
30,805	8.75%, 5/15/13 (a) (e)	Ba3/B+	33,731,475
4,275	8.875%, 2/15/11 (a)	B1/B-	4,649,053
20,150	CMS Energy Corp., 7.50%-8.50%, 1/15/09-4/15/11 (a)	B1/B+	21,254,000
6,806	Homer City Funding LLC, 8.14%-8.73%, 10/1/19-10/1/26 (a)	Ba2/BB	7,706,503
12,000	IPALCO Enterprises, Inc., 8.625%, 11/14/11 (a)	Ba1/BB-	13,830,000
23,000	Legrand SA, 8.50%, 2/15/25 (a)	Ba3/B+	27,830,000

3.31.05 | PIMCO High Income Fund Annual Report 7

PRINCIPAL AMOUNT		CREDIT RATING
(000)		(MOODY’S/S&P)*	VALUE
UTILITIES (CONTINUED)
	Midwest Generation LLC.,
$16,900	8.30%, 7/2/09, Ser. A (a)	B1/B+	$18,167,500
23,200	8.56%, 1/2/16, Ser. B (a)	B1/B+	26,100,000
1,500	8.75%, 5/1/34 (a)	B1/B	1,680,000
32,367	PSE&G Energy Holdings LLC, 7.75%-10.00%, 4/16/07-6/15/11 (a)	Ba3/BB-	35,066,803
200	Sierra Pacific Power Co., 6.25%, 4/15/12 (a)	Ba2/BB	204,000
14,850	TECO Energy, Inc., 7.50%-10.50%, 12/1/07-6/15/10 (a)	Ba2/BB	16,039,000
			206,258,334

WASTE MANAGEMENT - 0.8%
19,450	Allied Waste North America, Inc., 9.25%, 9/1/12, Ser. B (a)	B2/BB-	20,908,750
Total Corporate Bonds & Notes (cost-$2,104,109,158)			2,170,653,613

SOVEREIGN DEBT OBLIGATIONS - 7.1%

BRAZIL - 3.2%
	Federal Republic of Brazil,
18,662	3.125%, 4/15/05, FRN (a)	B1/BB-	17,683,688
67,070	8.00%-11.00%, 8/7/11-1/20/34 (a)	B1/BB-	66,889,651
			84,573,339

GUATEMALA - 0.1%
1,850	Republic of Guatemala, 9.25%, 8/1/13 (a)	Ba2/BB-	2,102,939

PANAMA - 0.9%
20,880	Republic of Panama, 9.375%-10.75%, 2/8/11-4/1/29 (a)	Ba1/BB	24,286,300

PERU - 1.2%
	Republic of Peru,
5,270	5.00%, 3/7/07, VRN (a)	Ba3/BB	4,970,306
22,565	9.125%, 1/15/08-2/21/12 (a)	Ba3/BB	25,349,175
			30,319,481

RUSSIA - 1.2%
30,870	Russian Federation, 5.00%, 3/31/07, VRN (a)	Baa3/BBB-	31,657,185

UKRAINE REPUBLIC - 0.5%
	Republic of Ukraine,
6,750	6.875%, 3/4/11 (a) (e)	B1/B+	6,952,500
6,013	6.875%-11.00%, 3/15/07-6/11/13 (a)	B1/B+	6,340,568
			13,293,068
Total Sovereign Debt Obligations (cost-$175,156,564)			186,232,312

SENIOR LOANS (b) (d) (h) - 2.5%

DIVERSIFIED MANUFACTURING - 0.3%
	Invensys plc,
3,000	7.34%, 12/30/09		3,090,000
3,954	6.09%, 9/30/09, Term B1		4,028,457
			7,118,457

8 PIMCO High Income Fund Annual Report | 3.31.05

	PRINCIPAL AMOUNT		CREDIT RATING
	(000)		(MOODY’S/S&P)*	VALUE
DRUGS & MEDICAL PRODUCTS - 0.2%
$1,157		Warner Chilcott Corp., 5.58%, 1/18/12, Term C		$1,169,978
	534	Warner Chilcott Holding, 5.58%, 1/18/12		540,497
	2,870	Warner Chilcott plc, 5.58%, 1/18/12, Term B		2,903,522
				4,613,997

ENERGY - 0.1%
	2	Allegheny Energy Supply, Inc., 4.91%, 3/8/11		2,508
	2,462	Calpine Construction Finance Co., LP, 8.86%, 8/13/09		2,640,004
	333	Headwaters Inc., 8.17%, 9/1/12, Term C		338,403
				2,980,915

MULTI-MEDIA - 0.5%
	12,860	Charter Communications Holdings, LLC, 5.98%, 4/27/11, Term B		12,939,885

OIL & GAS - 0.2%
	1,875	El Paso Corp., 5.55%, 11/23/09, Term C		1,900,781
	3,100	El Paso Corp., 5.63%, 11/23/09, Term B		3,147,470
				5,048,251

REAL ESTATE - 0.7%
	3,492	General Growth Properties, 5.10%, 11/12/08, Term B		3,555,051
	15,433	General Growth Properties, 5.11%, 11/12/07, Term A		15,586,424
				19,141,475

TELECOMMUNICATIONS - 0.5%
	194	PanAmSat Corp., 5.30%-5.35%, 8/20/09, Term A1		195,923
	91	PanAmSat Corp., 5.30%-5.35%, 8/20/09, Term A2		91,342
	13,700	Qwest Corp., 7.39%, 6/30/07, Term A		14,193,419
				14,480,684

UTILITIES - 0.0%
	89	AES Corp., 7.25%, 7/25/07		87,472
Total Senior Loans (cost-$65,048,323)				66,411,136

FOREIGN BONDS (a) - 1.1%

BELGIUM - 0.3%
MULTI-MEDIA - 0.3%
EURO	5,000	Telenet Communication N.V., 9.00%, 12/15/13 (e)	B3/B-	7,294,285

LUXEMBOURG - 0.8%
FINANCING - 0.0%
	275	Cirsa Finance Luxembourg, 8.75%, 5/15/14	Ba3/B+	396,718

MULTI-MEDIA - 0.8%
	4,000	Cablecom Luxembourg, 9.375%, 4/15/14 (e)	Caa1/CCC+	5,530,010
	11,370	Lighthouse International Co., 8.00%, 4/30/14 (e)	B3/B	14,980,203
				20,510,213

SWEDEN - 0.0%
OIL & GAS - 0.0%
	200	Preem Petroleum. 9.00%, 5/15/14	B2/B-	301,519
Total Foreign Bonds (cost-$25,721,324)				28,502,735

3.31.05 | PIMCO High Income Fund Annual Report 9

PRINCIPAL AMOUNT		CREDIT RATING
(000)		(MOODY’S/S&P)*	VALUE
CALIFORNIA MUNICIPAL SECURITIES (a) - 0.6%
$9,460	Los Angeles Community Redevelopment Agency,
	Community Redevelopment Financing Auth.,
	Rev., 8.25%-9.75%, 9/1/07-9/1/32, Ser. H	NR/NR	$10,191,422
5,105	San Diego Redevelopment Agency, Tax allocation,
	6.59%-7.74%, 11/1/13-11/1/21	Baa3/NR	5,038,182
Total California Municipal Securities (cost-$15,096,414)			15,229,604

SHARES

PREFERRED STOCK (a) - 1.0%

FINANCING - 1.0%
24,700	Fresenius Medical Care Captial Trust II,7.875%, 2/1/08	Ba2/BB-	25,965,875

HOTELS & MOTELS - 0.0%
3,600	La Quinta Properties, 9.00%, Ser A	B2/B-	91,800
Total Preferred Stock (cost-$26,119,292)			26,057,675

COMMON STOCK (a) (j) - 0.0%

AIRLINES - 0.0%
47,230	US Airway Group, Inc., Aircraft Statutory Trust, Beneficial Interest Certificates (c)		471

ENERGY - 0.0%
49,248	Reliant Energy, Inc. - Warrants (d)		347,002
Total Common Stock (cost-$0)			347,473

PRINCIPAL
AMOUNT
(000)
SHORT-TERM INVESTMENTS - 4.3%

CORPORATE NOTES - 2.3%
CHEMICAL - 0.6%
$13,980		ARCO Chemical Co., 9.375%, 12/15/05 (a)	B1/B+	14,539,200

FINANCING - 0.0%
231		Midland Funding II, 11.75%, 7/23/05, Ser. A (a)	Ba3/BB-	236,336

SOVEREIGN - 1.7%
EURO	34,500	Republic of Germany, 2.00%, 6/17/05 (i)	Aaa/AAA	44,829,940
Total Corporate Notes (cost-$59,030,697)				59,605,476

COMMERCIAL PAPER - 1.0%
FINANCING - 1.0%
$15,000		Ford Motor Credit Co., 2.52%, 4/8/05 (a)	P-2/A-3	14,992,650
10,800		UBS Finance LLC, 2.83%, 4/1/05 (a)	P-1/A-1+	10,800,000
Total Commercial Paper (cost-$25,792,650)				25,792,650

U.S TREASURY BILLS (a) - 0.2%
6,145		2.452%-2.75%, 5/5/05-6/16/05 (cost-$6,116,113)	Aaa/AAA	6,113,748

10 PIMCO High Income Fund Annual Report | 3.31.05

PRINCIPAL AMOUNT		CREDIT RATING
(000)		(MOODY’S/S&P)*	VALUE
REPURCHASE AGREEMENT (a) - 0.8%
$19,939	State Street Bank & Trust Co.,
	dated 3/31/05, 2.40%, due 4/1/05 proceeds:$19,940,329;
	collateralized by Federal Home Loan Bank, 1.50%, due
	7/15/05, valued at $20,340,952, with accrued interest.
	(cost-$19,939,000)	Aaa/AAA	$19,939,000
Total Short-Term Investments (cost-$110,878,460)			111,450,874
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN (cost-$2,522,129,535) - 100.0%			$2,604,885,422

CONTRACTS
(000)
PUT OPTIONS WRITTEN (j) - (0.0)%

	U.S. Treasury Bond Futures, Chicago Board of Trade:
(27)	Strike Price $106, expires 5/20/05	(2,953)
(968)	Strike Price $107, expires 5/20/05	(196,625)
(767)	Strike Price $109, expires 5/20/05	(563,266)
(39)	Strike Price $110, expires 5/20/05	(48,141)
Total Put Options Written (premium received-$566,971)		(810,985)

CALL OPTIONS WRITTEN (j) - (0.0)%
	U.S. Treasury Bond Futures, Chicago Board of Trade:
(211)	Strike Price $111, expires 5/20/05	(46,156)
(784)	Strike Price $112, expires 5/20/05	(61,250)
(39)	Strike Price $114, expires 5/20/05	(609)
(767)	Strike Price $115, expires 5/20/05	(11,984)
Total Call Option Written (premium received-$415,871)		(119,999)
Total Options Written (premium received-$982,842)		(930,984)
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN (cost-$2,521,146,693) - 100.0%		$2,603,954,438

NOTES TO SCHEDULE OF INVESTMENTS:

*	Unaudited
**	Less than 1,000.
(a)	All or partial principal amount segregated as initial margin on futures contracts, when-issued or delayed-delivery securities.
(b)	Private Placement. Restricted as to resale and may not have a readily available market.
(c)	Fair-valued security.
(d)	Illiquid security.
(e)

144A Security-Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.

(f)	Security in default.
(g)	Credit-linked trust certificate.
(h)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to disposition.

(i)	When-issued or delayed-delivery security. To be delivered/settled after March 31, 2005.
(j)	Non-income producing.

GLOSSARY:

EURO	-	Euro
FRN	-	Floating Rate Note, Maturity date shown is date of next rate change and the interest rate disclosed reflects rate in effect on March 31, 2005.
NR	-	Not Rated
REIT	-	Real Estate Investment Trust
VRN	-	Variable Rate Note, Maturity date shown is date of next change and the interest rate disclosed reflects rate in effect on March 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 3.31.05 | PIMCO High Income Fund Annual Report 11

PIMCO HIGH INCOME FUND STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005

ASSETS:
Investments, at value (cost-$2,522,129,535)	$2,604,885,422
Cash (including foreign currency of $26,484 with a cost of $26,855)	23,665,785
Receivable for investments sold	82,708,877
Interest and dividend receivable	51,841,367
Unrealized appreciation on swaps	6,181,357
Premium for swaps purchased	3,245,500
Receivable for variation margin on futures contracts	991,953
Unrealized appreciation on forwards foreign currency contracts	895,604
Prepaid expenses	94,987
Total Assets	2,774,510,852

LIABILITIES:
Payable for investments purchased	135,406,077
Dividends payable to common and preferred shareholders	14,142,821
Unrealized depreciation on swaps	2,907,748
Premium for swaps sold	2,503,649
Investment management fee payable	1,586,904
Options written, at value (premiums received $982,842)	930,984
Unrealized depreciation on forward foreign currency contracts	267,505
Deferred facility fees	140,220
Unrealized depreciation on unfunded loan commitments	62,331
Accrued expenses	303,635
Total Liabilities	158,251,874
PREFERRED SHARES ($25,000 net asset and liquidation value per share applicable to an aggregate of 36,000 shares issued and outstanding)	900,000,000
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$1,716,258,978

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common stock:
Par value ($0.00001 per share, applicable to 114,263,164 shares issued and outstanding)	$1,143
Paid-in-capital in excess of par	1,625,509,452
Dividends in excess of net investment income	(2,216,175)
Accumulated net realized gain	12,816,796
Net unrealized appreciation of investments, futures contracts, options written, swaps, unfunded loan committments and foreign currency transactions	80,147,762
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$1,716,258,978
NET ASSET VALUE PER COMMON SHARE	$15.02

12 PIMCO High Income Fund Annual Report | 3.31.05 | SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO HIGH INCOME FUND STATEMENT OF OPERATIONS

March 31, 2005

INVESTMENT INCOME:
Interest	$207,874,384
Dividends	2,057,336
Facility and other fee income	99,780
Total Investment Income	210,031,500

EXPENSES:
Investment management fees	18,617,379
Auction agent fees and commissions	2,275,568
Custodian and accounting agent fees	559,271
Reports and notices to shareholders	229,238
New York Stock Exchange listing fees	135,448
Audit and tax services fees	118,104
Trustees’ fees and expenses	102,163
Legal fees	53,240
Insurance expense	45,132
Transfer agent fees	34,862
Investor relations	29,354
Miscellaneous	31,608
Total expenses	22,231,367
Less: custody credits earned on cash balances	(53,066)
Net expenses	22,178,301

NET INVESTMENT INCOME	187,853,199

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	35,899,090
Futures contracts	1,910,141
Options written	3,272,854
Swaps	400,533
Foreign currency transactions	(2,674,486)
Net change in unrealized appreciation/depreciation of:
Investments	(40,032,607)
Futures contracts	(12,704,951)
Options written	(502,475)
Swaps	18,482,483
Unfunded loan commitments	(62,331)
Foreign currency transactions	438,896
Net realized and unrealized gain on investments, futures contracts, options written, swaps, unfunded loan committments and foreign currency transactions	4,427,147
Net Increase in Net Assets Resulting from Investment Operations	192,280,346
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income	(16,297,031)
Net realized gains	(631,372)
Total dividends and distributions on preferred shares	(16,928,403)
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM INVESTMENT OPERATIONS	$175,351,943

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 3.31.05 | PIMCO High Income Fund Annual Report 13

PIMCO HIGH INCOME FUND STATEMENT OF CHANGES IN NET ASSETS
APPLICABLE TO COMMON SHAREHOLDERS

	YEAR ENDED MARCH 31, 2005	FOR THE PERIOD APRIL 30, 2003* THROUGH MARCH 31, 2004
INVESTMENT OPERATIONS:
Net investment income	$187,853,199	$146,163,746
Net realized gain on investments, futures contracts, options written, swaps and foreign currency transactions	38,808,132	26,083,614
Net change in unrealized appreciation/depreciation of investments, futures contracts, option written, swaps, unfunded loan committments and foreign currency transactions	(34,380,985)	114,528,747
Net increase in net assets resulting from investment operations	192,280,346	286,776,107
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income	(16,297,031)	(8,006,842)
Net realized gains	(631,372)	—
Total dividends and distributions on preferred shares	(16,928,403)	(8,006,842)
Net increase in net assets applicable to common shareholders resulting from investment operations	175,351,943	278,769,265
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(173,055,141)	(139,193,212)
Net realized gains	(51,139,472)	—
Total dividends and distributions to common shareholders	(224,194,613)	(139,193,212)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock	—	1,631,617,500
Preferred shares underwriting discount charged to paid-in capital in excess of par	—	(9,000,000)
Common stock and preferred shares offering costs charged to paid-in capital in excess of par	—	(2,234,493)
Reinvestment of dividends	—	5,042,585
Net increase from capital share transactions	—	1,625,425,592
Total increase (decrease) in net assets applicable to common shareholders	(48,842,670)	1,765,001,645

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period	1,765,101,648	100,003
End of period (including dividends in excess of net investment income of $2,216,175 and $38,248, respectively)	$1,716,258,978	$1,765,101,648

COMMON SHARES ISSUED AND REINVESTED:
Issued	—	113,900,000
Issued in reinvestment of dividends	—	356,183
NET INCREASE	—	114,256,183

*  Commencement of operations

14 PIMCO High Income Fund Annual Report | 3.31.05 | SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO HIGH INCOME FUND NOTES TO FINANCIAL STATEMENTS

March 31, 2005

1.                   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO High Income Fund (the “Fund”), was organized as a Massachusetts business trust on February 18, 2003. Prior to commencing operations on April 30, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”), formerly PA Fund Management LLC, serves as the Fund’s Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund’s investment objective is to seek high current income. Capital appreciation is a secondary objective. The Fund attempts to achieve these objectives by investing in a diversified portfolio of U.S. dollar-denominated debt obligations and other income-producing securities that are primarily rated below investment grade.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund:

(a)  VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a when-issued or a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair-value by Pacific Investment Management Company LLC (the “Sub-Adviser”). Such procedures by the Sub-Adviser include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity, and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(b)  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Securitiespurchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.

(c)  FEDERAL INCOME TAXES

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax.

3.31.05 | PIMCO High Income Fund Annual Report 15

(d)  DIVIDENDS AND DISTRIBUTIONS — COMMON STOCK

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. For the year ended March 31, 2005, the permanent differences are primarily attributable to the differing treatment of foreign currency transactions, swap payments, paydowns and consent fees. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e)  FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(f)  OPTION TRANSACTIONS

The Fund may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an written option could result in the Fund purchasing a security at a price different from the current market.

(g)  INTEREST RATE/CREDIT DEFAULT SWAPS

The Fund enters into interest rate and credit default swap contracts (“swaps”) for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in a credit default swap contract, the Fund would be required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

16 PIMCO High Income Fund Annual Report | 3.31.05

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Fund are included as part of net realized gain (loss) and or change in unrealized appreciation/depreciation on the Statement of Operations.

Swaps are marked to market daily by the Fund's Sub-Adviser based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation on the Fund’s Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(h)  FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(i)  SENIOR LOANS

The Fund purchases assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(j)  CREDIT-LINKED TRUST CERTIFICATES

Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(k)  WHEN-ISSUED/DELAYED-DELIVERY TRANSACTIONS

The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account

3.31.05 | PIMCO High Income Fund Annual Report 17

when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Fund does not participate in future gains and losses with respect to the security.

(l)  REPURCHASE AGREEMENTS

The Fund enters into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(m)  CUSTODY CREDITS ON CASH BALANCES

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent fees. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2.  INVESTMENT MANAGER AND SUB-ADVISER

The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.70% of the Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding.

The Investment Manager has retained the Sub-Adviser to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all the Fund’s investment decisions. The Investment Manager, and not the Fund, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services, at the maximum annual rate of 0.3575% of the Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding, for the period from commencement of operations through April 30, 2008, and at the maximum annual rate of 0.50% of average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding, thereafter. The Investment Manager informed the Fund that it paid the Sub-Adviser $9,508,162 in connection with its sub-advisory services for the year ended March 31, 2005.

(3) INVESTMENTS IN SECURITIES

(a)  For the year ended March 31, 2005, purchases and sales of investments, other than short-term securities were $1,017,605,847 and $1,097,556,548, respectively.

(b)  Futures contracts outstanding at March 31, 2005:

TYPE		NOTIONAL AMOUNT	EXPIRATION DATE	UNREALIZED DEPRECIATION
		(000)
Long:	U.S. Treasury 10 Year Notes June 2005	$1,285	6/21/05	$1,378,731
	Eurodollar Futures September 2005	6,588	9/19/05	6,604,344
				$7,983,075

18 PIMCO High Income Fund Annual Report | 3.31.05

(c)  Options written for the year ended March 31, 2005:

	CONTRACTS	PREMIUMS
Options outstanding, March 31, 2004	3,144	$3,160,333
Options written	114,406,329	2,346,014
Options expired	(114,401,927)	(1,595,869)
Options exercised	(1,217)	(1,193,421)
Options terminated in closing purchase transactions	(2,727)	(1,734,215)
Options outstanding, March 31, 2005	3,602	$982,842

(d)  Interest rate swap agreements outstanding at March 31, 2005:

			RATE TYPE
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	UNREALIZED APPRECIATION (DEPRECIATION)
	(000)
Bank of America	$16,600	6/15/15	5.00%	3 month LIBOR	$382,035
Bank of America	11,600	6/15/15	5.00%	3 month LIBOR	263,202
Goldman Sachs	9,000	6/15/15	5.00%	3 month LIBOR	224,639
Goldman Sachs	8,000	6/15/15	5.00%	3 month LIBOR	169,026
Lehman Securities, Inc.	19,000	6/15/15	5.00%	3 month LIBOR	491,456
UBS	680,000	6/15/25	5.25%	3 month LIBOR	(2,136,852)
UBS	680,000	3/16/25	3 month LIBOR	5.24%	2,130,428
Morgan Stanley	5,800	6/15/15	5.00%	3 month LIBOR	121,219
Morgan Stanley	11,600	6/15/15	5.00%	3 month LIBOR	267,958
Morgan Stanley	27,000	6/15/15	5.00%	3 month LIBOR	681,836
					$2,594,947

LIBOR—London Interbank Offered Rate

3.31.05 | PIMCO High Income Fund Annual Report 19

(e)  Credit default swap contracts outstanding at March 31, 2005:

SWAP COUNTERPARTY/ REFERENCED DEBT OBLIGATION	NOTIONAL AMOUNT PAYABLE ON DEFAULT	TERMINATION DATE	PAYMENTS RECEIVED BY THE FUND	UNREALIZED APPRECIATION (DEPRECIATION)
	(000)
Bank of America
AES Corp.	$1,000	12/20/07	1.50%	$2,230
DJ CDX	10,000	12/20/09	3.75%	(250,174)
Williams Co.	2,000	12/20/07	1.25%	30,654

Bear Stearns
AT&T Corp.	2,000	12/20/07	1.52%	67,637
AT&T Corp.	3,000	12/20/09	2.34%	256,528
Cablevision Systems Corp.	3,000	12/20/07	2.15%	54,417
Georgia-Pacific Corp.	1,500	12/20/07	0.82%	3,351
MCI, Inc.	7,000	9/20/05	1.75%	57,520
MGM Mirage, Inc.	3,500	9/20/09	1.92%	90,554
Nextel Communication Corp.	1,500	12/20/07	0.95%	23,309
Royal Caribbean Cruises Ltd.	3,500	9/20/07	1.50%	74,211
Tenet Healthcare Corp.	3,000	12/20/05	1.45%	18,318

Citigroup, Inc.
Allied Waste North America, Inc.	3,500	9/20/07	2.18%	89,310
Crown European Holdings	3,500	9/20/07	2.38%	90,388
Owens-Brockaway Glass Container, Inc.	7,000	9/20/07	2.05%	103,682
Starwood Hotels & Resorts Worldwide, Inc.	3,500	9/20/07	1.20%	38,120
Williams Co.	1,500	12/20/06	1.15%	16,646

Credit Suisse
Allied Waste North America, Inc.	3,000	12/20/05	1.35%	19,236
Bombardier, Inc	10,000	3/20/06	2.60%	3,294
MCI, Inc.	4,000	12/20/05	1.15%	28,377
MCI, Inc.	3,000	12/20/05	1.15%	21,283
Vintage Petroleum, Inc.	4,700	12/20/09	1.91%	183,786

Goldman Sachs & Co.
Echostar, Inc.	1,000	12/20/05	0.85%	1,162
HCA, Inc.	1,000	12/20/07	0.75%	1,282
Starwood Hotels & Resorts Worldwide, Inc.	1,000	12/20/07	1.10%	8,362

JP Morgan Chase & Co.
AES Corp.	3,500	9/20/07	2.15%	67,290
Echostar, Inc.	1,000	12/20/07	1.10%	(4,961)
Electronic Data System Corp.	1,000	12/20/07	1.30%	24,635
Stone Container Corp.	4,700	12/20/09	2.30%	42,396

Lehman Securities, Inc.
ArvinMeritor, Inc.	3,000	12/20/09	2.35%	(2,023)
General Motors, Inc.	4,000	12/20/05	0.82%	(64,831)

Morgan Stanley
Georgia-Pacific Corp.	5,000	12/20/09	1.15%	31,580

Wachovia
General Motors, Inc.	8,600	3/20/06	1.20%	(163,339)
General Motors, Inc.	2,750	3/20/06	1.16%	(53,211)
General Motors, Inc.	11,200	3/20/06	0.97%	(232,357)
				$678,662

The Fund received $5,000,000 par value in U.S. Treasury Bills as collateral for swap contracts written.

20 PIMCO High Income Fund Annual Report | 3.31.05

(f)            At March 31, 2005, the Fund had the following unfunded loan commitment which could be extended at the option of the Borrower.

BORROWER	UNFUNDED COMMITMENT
AES Corp. Revolver	$3,848,780

(g)  Forward foreign currency contracts outstanding at March 31, 2005:

		U.S.$ VALUE ON ORIGINATION DATE	U.S.$ VALUE MARCH 31, 2005	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:	Euro Dollars settling 4/18/05	$31,145,834	$30,250,230	$895,604
Purchased:	Japanese Yen settling 4/13/05	15,073,046	14,805,541	(267,505)
				$628,099

4. INCOME TAX INFORMATION

The tax character of dividends and distributions paid was:

	YEAR ENDED MARCH 31, 2005	FOR THE PERIOD APRIL 30, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 2004
Ordinary Income	$231,976,753	$147,200,054
Long-Term Capital Gains	9,146,263	—

At March 31, 2005, the tax character of distributable earnings of $5,324,397 was comprised $909,077 of ordinary income and $4,415,320 of long-term capital gains.

The cost basis of portfolio securities for federal income tax purposes, at March 31, 2005, is $2,523,487,160. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $110,388,549; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $28,990,287; net unrealized appreciation for federal income tax purposes is $81,398,262.

The difference between book and tax basis appreciation/depreciation is primarily attributable to wash sales and return of capital received.

5. AUCTION PREFERRED SHARES

The Fund has issued 7,200 shares of Preferred Shares Series M, 7,200 shares of Preferred Shares Series T, 7,200 shares of Preferred Shares Series W, 7,200 shares of Preferred Shares Series TH, and 7,200 shares of Preferred Shares Series F each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the year ended March 31, 2005, the annualized dividend rate ranged from:

	HIGH	LOW	AT MARCH 31, 2005
Series M	3.21%	1.08%	3.21%

Series T	3.46%	1.09%	3.46%

Series W	3.41%	1.08%	3.41%

Series TH	3.01%	1.05%	2.85%

Series F	3.16%	1.10%	3.16%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

3.31.05 | PIMCO High Income Fund Annual Report 21

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6.                                       SUBSEQUENT COMMON DIVIDEND DECLARATIONS

On April 1, 2005, a dividend of $0.121875 per share was declared to common shareholders payable May 2, 2005 to shareholders of record on April 15, 2005.

On May 2, 2005, a dividend of $0.121875 per share was declared to common shareholders payable June 1, 2005 to shareholders of record on May 20, 2005.

7.                                       LEGAL PROCEEDINGS

On September 13, 2004, the Securities and Exchange Commission (the “Commission”) announced that the Investment Manager and certain of its affiliates had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of various open-end investment companies (“open-end” funds) advised or distributed by the Investment Manager and certain of its affiliates. In their settlement with the Commission, the Investment Manager and their affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Investment Manager and its affiliates agreed to pay civil money penalties in the aggregate amount $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Investment Manager and its affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Fund.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement with Allianz Global and certain other affiliates of the Investment Manager, in connection with a complaint filed by the New Jersey Attorney General (“NJAG”) on February 17, 2004. The NJAG dismissed claims against the Sub-Adviser, which had been part of the same complaint. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were subject of the Commission order regarding market timing described above.

On September 15, 2004, the Commission announced that the Investment Manager and certain of its affiliates agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Investment Manager and its affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called “shelf space” arrangements with certain broker-dealers. In the settlement, the Investment Manager and its affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Investment Manager and its affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Manager and these affiliates agreed to jointly pay a civil money penalty of $5 million and to pay disgorgement of $6.6 million based upon the amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the Commission’s order. The settlement agreement resolves matters described in the complaint filed by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General’s fees and costs associated with the investigation and related matters. Neither the Commission’s order nor the California Attorney General’s complaint alleges any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern “revenue sharing” with brokers offering “shelf space” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated

22 PIMCO High Income Fund Annual Report | 3.31.05

funds during specified periods or as derivative actions on behalf of the funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Fund has been named in three of the lawsuits concerning market timing. The Investment Manager and the Sub-Adviser believe that other similar lawsuits may be filed in U.S. federal or state courts naming as defendants the Investment Manager, the Sub-Adviser, Allianz Global, the Fund, other open- and closed-end funds advised or distributed by the Investment Manager, the SubAdviser and/or their affiliates, the boards of trustees of those funds, and/or other affiliates and their employees.

Under Section 9(a) of the Investment Company Act of 1940, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, the Sub-Adviser, Allianz Global and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Manager, the Sub-Adviser, and certain of their affiliates (together, the “Applicants”) have sought exemptive relief from the Commission under Section 9(c) of the Investment Company Act of 1940. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Fund’s shares or other adverse consequences to the Fund and its shareholders. However, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Manager’s or the Sub-Adviser’s ability to perform its respective investment advisory services relating to the Fund.

8.                                       CORPORATE APPOINTMENTS

On September 14, 2004, Youse Guia was named as the Fund’s Chief Compliance Officer. On December 14, 2004, Thomas J. Fuccillo was appointed as the Fund’s Secretary.

TAX INFORMATION: (unaudited)

Subchapter M of the Internal Revenue Code of 1986, as amended, requires the Fund to advise shareholders within 60 days of the Fund’s tax year-end (March 31, 2005) as to the federal tax status of dividends and distributions received by shareholders during such tax year. Per share dividends for the tax year ended March 31, 2005 were as follows:

Dividends to common shareholders from ordinary income	$1.88757
Dividends to preferred shareholders from ordinary income	$452.69530

Distributions to common shareholders from net long-term capital gains	$0.07452
Distributions to preferred shareholders from net long-term capital gains	$17.53811

Since the Fund’s tax year is not the calendar year, another notification will be sent with respect to calendar year 2005. In January 2006, shareholders will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends and distributions received during calendar 2005. The amount that will be reported, will be the amount to use on your 2005 federal income tax return and may differ from the amount which must be reported in connection with the Fund’s tax year ended March 31, 2005. Shareholders are advised to consult their tax advisers as to the federal, state and local tax status of the dividend income received from the Fund.

OTHER INFORMATION: (unaudited)

Since March 31, 2004, there have been: (i) no material changes in the Fund’s investment objectives or policies; (ii) no changes to the Fund’s charter or by-laws; (iii) no material changes in the principal risk factors associated with investment in the Fund; (iv) effective May 2, 2005, Raymond G. Kennedy, a co-manager of the Fund from its inception became the sole portfolio manager.

3.31.05 | PIMCO High Income Fund Annual Report 23

PIMCO HIGH INCOME FUND FINANCIAL HIGHLIGHTS

For a share of common stock outstanding throughout each period:

		FOR THE PERIOD
		APRIL 30, 2003*
	YEAR ENDED	THROUGH
	MARCH 31, 2005	MARCH 31, 2004
Net asset value, beginning of period	$15.45	$14.33	**
INVESTMENT OPERATIONS:
Net investment income	1.67	1.28
Net realized and unrealized gain on investments, futures contracts, options written, swaps, unfunded loan committments and foreign currency transactions	0.01	1.23
Total from investment operations	1.68	2.51
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income	(0.14)	(0.07)
Net realized gains	(0.01)	—
Total dividends and distributions on preferred shares	(0.15)	(0.07)
Net increase in net assets applicable to common shareholders resulting from investment operations	1.53	2.44
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(1.51)	(1.22)
Net realized gains	(0.45)	—
Total dividends and distributions to common shareholders	(1.96)	(1.22)
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital in excess of par	—	(0.01)
Preferred shares offering costs/underwriting discount charged to paid-in capital in excess of par	—	(0.09)
Total capital share transactions	—	(0.10)
Net asset value, end of period	$15.02	$15.45
Market price, end of period	$14.08	$14.78
TOTAL INVESTMENT RETURN (1)	8.81%	7.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$1,716,259	$1,765,102
Ratio of expenses to average net assets (2)(3)	1.26%	1.18	%(4)
Ratio of net investment income to average net assets (2)	10.68%	9.34	%(4)
Preferred shares asset coverage per share	$72,662	$74,024
Portfolio turnover	40%	73%

*	Commencement of operations.
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1)

Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits on cash balances at the custodian bank. (See note (1)(m) in Notes to Financial Statements).
(4)	Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24 PIMCO High Income Fund Annual Report | 3.31.05

PIMCO HIGH INCOME FUND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF PIMCO HIGH INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of PIMCO High Income Fund (the “Fund”) at March 31, 2005, the results of its operations for the year then ended and the changes in its net assets applicable to common shareholders and the financial highlights for the year then ended and for the period April 30, 2003 (commencement of operations) through March 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
May 27, 2005

3.31.05 | PIMCO High Income Fund Annual Report 25

PIMCO HIGH INCOME FUND PRIVACY POLICY, PROXY VOTING POLICIES & PROCEDURES (unaudited)

PRIVACY POLICY:

OUR COMMITMENT TO YOU

We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients’ personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

RESPECTING YOUR PRIVACY

We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

SHARING INFORMATION WITH THIRD PARTIES

We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

SHARING INFORMATION WITH AFFILIATES

We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

IMPLEMENTATION OF PROCEDURES

We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

PROXY VOTING POLICIES & PROCEDURES:

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the twelve months ended June 30, 2004 is available: (i) without charge, upon request, by calling the Fund’s transfer agent at (800) 331-1710; (ii) on the Fund’s website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26 PIMCO High Income Fund Annual Report | 3.31.05

PIMCO HIGH INCOME FUND DIVIDEND REINVESTMENT PLAN (unaudited)

Pursuant to the Fund’s Dividend Reinvestment Plan (the “Plan”), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders (the “Plan Agent”), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. All distributions to investors who elect not to participate in the Plan (or whose broker or nominee elects not to participate on the investor’s behalf), will be paid cash by check mailed, in the case of direct shareholder, to the record holder by PFPC Inc., as the Fund’s dividend disbursement agent.

Unless you (or your broker or nominee) elect not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1)          If Common Shares are trading at or above net asset value on the payment date, the Fund will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2)          If Common Shares are trading below net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases.  Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Fund’s transfer agent, PFPC Inc., P.O.Box 43027, Providence, RI 02940-3027, telephone number 1-800-331-1710.

3.31.05 | PIMCO High Income Fund Annual Report 27

PIMCO HIGH INCOME FUND BOARD OF TRUSTEES (unaudited)

Name, Age, Position(s) Held with Fund, Length of Service, Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complexes Currently Overseen by Trustee	Principal Occupation(s) During Past 5 Years:

The address of each trustee is 1345 Avenue of the Americas, New York, NY 10105

Robert E. Connor
Age: 70
Chairman of the Board of Trustees since: 2004
Trustee since: 2003

Term of office: Expected to stand for re-election at 2007 annual meeting of shareholders.

Trustee/Director of 23 funds in Fund Complex
Trustee/Director of no funds outside of Fund Complex

Corporate Affairs Consultant; Formerly, Senior Vice President, Corporate Office, Smith Barney Inc.

Paul Belica
Age: 83
Trustee since: 2003

Term of office: Expected to stand for re-election at 2007 annual meeting of shareholders.

Trustee/Director of 20 funds in Fund Complex
Trustee/Director of no funds outside of Fund Complex

Director, Student Loan Finance Corp., Education Loans, Inc., Goal Funding I, Goal Funding II, Inc. and Surety Loan Funding, Inc.; Formerly senior executive and member of the Board of Smith Barney, Harris Upham & Co. and CEO of five State of New York Agencies Inc.

John J. Dalessandro II
Age: 67
Trustee since: 2003

Term of office: Expected to stand for re-election at 2005 annual meeting of shareholders.

Trustee of 22 funds in Fund Complex
Trustee of no funds outside of Fund complex

Formerly, President and Director, J.J. Dalessandro II Ltd, registered broker-dealer and member of the New York Stock Exchange.

David C. Flattum
Age: 40
Trustee since: 2004

Term of office: Expected to stand for re-election at 2005 annual meeting of shareholders.

Trustee of 54 funds in Fund Complex
Trustee of no funds outside of Fund Complex

Managing Director, Chief Operating Officer, General Counsel and member of Management Board, Allianz Global Investors of America, L.P.; Formerly, Partner, Latham & Watkins LLP (1998-2001).

Hans W. Kertess
Age: 65
Trustee since: 2003

Term of office: Expected to stand for re-election at 2007 annual meeting of shareholders.

Trustee of 22 Funds in Fund Complex;
Trustee of no funds outside of Fund Complex

President, H Kertess & Co.; L.P. Formerly, Managing Director, Royal Bank of Canada Capital Markets.

R. Peter Sullivan III
Age: 63
Trustee since: 2004

Term of office: Expected to stand for re-election
at 2005 annual meeting of shareholders.

Trustee of 19 funds in Fund Complex
Trustee of no funds outside of Fund Complex

Formerly, Managing Partner, Bear Wagner Specialists LLC (formerly, Wagner Stott Mercator LLC), specialist firm on the New York Stock Exchange.

28 PIMCO High Income Fund Annual Report | 3.31.05

TRUSTEES AND PRINCIPAL OFFICERS

Robert E. Connor

Chairman of the Board of Trustees

Paul Belica

Trustee

John J. Dalessandro II

Trustee

David C. Flattum

Trustee

Hans W. Kertess

Trustee

R. Peter Sullivan III

Trustee

Brian S. Shlissel

President & Chief Executive Officer

Newton B. Schott, Jr.

Vice President

Raymond G. Kennedy

Vice President

Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo

Secretary

Youse Guia

Chief Compliance Officer

Jennifer A. Patula

Assistant Secretary

INVESTMENT MANAGER

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

CUSTODIAN & ACCOUNTING AGENT

State Street Bank & Trust Co.
801 Pennsylvania Avenue
Kansas City, MO 64105-1307

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO High Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarter of its fiscal year on Form N-Q. Form N-Q is available (i) on the Fund’s website at www.allianzinvestors.com (ii) on the Commission’s website at www.sec.gov, and (iii) at the Commission’s Public reference Room which is located at the Commission’s headquarters’ office at 450 5th Street N.W. Room 1200, Washington, D.C. 20459, (202) 942-8090.

On October 21, 2004, the Fund submitted a CEO annual cetification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Fund is available at www.allianzinvestors.com or by calling the Fund’s transfer agent at 1-800-331-1710.

[ALLIANZ GLOBAL INVESTORS LOGO]

ITEM 2. CODE OF ETHICS

(a)          As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies — Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-331-1710.

(b)         During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)          During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT The registrant’s Board has determined that Mr. Paul Belica, a member of the Board’s Audit Oversight Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

a)              Audit fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $59,750 in 2004 and $67,000 in 2005.

b)             Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit registrant’s financial statements and are not reported under paragraph (e) of this Item were $61,750 in 2004 and $15,000 in 2005. These services consist of accounting consultations, agreed upon procedure reports (inclusive of annual review of basic maintenance testing associated with the Preferred Shares), attestation reports and comfort letters.

c)              Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance,

tax service and tax planning (“Tax Services”) were $3,000 in 2004 and $9,900 in 2005. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

d)             All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant.

e)              1. Audit Committee Pre-Approval Policies and Procedures. The Registrant’s Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor’s engagements for non-audit services to the when the engagement relates directly to the operations and financial reporting of the Registrant. The Registrant’s policy is stated below.

PIMCO High Income Fund (THE “FUND”)

AUDIT OVERSIGHT COMMITTEE POLICY FOR PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Funds’ Audit Oversight Committee (“Committee”) is charged with the oversight of the Funds’ financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

a review of the nature of the professional services expected to provided,

the fees to be charged in connection with the services expected to be provided,

a review of the safeguards put into place by the accounting firm to safeguard independence, and periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUNDS

On an annual basis, the Funds’ Committee will review and pre-approve the scope of the audits of the Funds and proposed audit fees and permitted non-audit (including audit-related) services that may be performed by the Funds’ independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy. In addition to the Committee’s pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the Funds will also require the separate written pre-approval of the President of the Funds, who will confirm, independently, that the accounting firm’s engagement will not adversely affect the firm’s independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

Annual Fund financial statement audits

Seed audits (related to new product filings, as required)

SEC and regulatory filings and consents

Semiannual financial statement reviews

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm’s independence:

Accounting consultations

Fund merger support services

Agreed upon procedure reports (inclusive of quarterly review of Basic Maintenance testing associated with issuance of Preferred Shares and semiannual report review)

Other attestation reports

Comfort letters

Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Funds’ independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm’s independence:

Tax compliance services related to the filing or amendment of the following:

Federal, state and local income tax compliance; and, sales and use tax compliance

Timely RIC qualification reviews

Tax distribution analysis and planning

Tax authority examination services

Tax appeals support services

Accounting methods studies

Fund merger support service

Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROSCRIBED SERVICES

The Funds’ independent accountants will not render services in the following categories of non-audit services:

Bookkeeping or other services related to the accounting records or financial statements of the Funds

Financial information systems design and implementation

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

Actuarial services

Internal audit outsourcing services

Management functions or human resources

Broker or dealer, investment adviser or investment banking services

Legal services and expert services unrelated to the audit

Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The Committee will pre-approve annually any permitted non-audit services to be provided to Allianz Global Investors Fund Management LLC (Formerly, PA Fund Management LLC) or any other investment manager to the Funds (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the “Investment Manager”) and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the Funds (including affiliated sub-advisers to the Funds), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Funds (such entities, including the Investment Manager, shall be referred to herein as the “Accounting Affiliates”). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $100,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

Although the Committee will not pre-approve all services provided to the Investment Manager and its affiliates, the Committee will receive an annual report from the Funds’ independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

With respect to the provision of permitted non-audit services to a Fund or Accounting Affiliates, the pre-approval requirement is waived if:

(1) The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the Fund, five percent (5%) of the total amount of revenues paid by the Fund to its independent accountant during the fiscal year in which the services are provided, and (ii) with respect to such services provided to Accounting Affiliates, five percent (5%) of the total amount of revenues paid to the Fund’s independent accountant by the Fund and the Accounting Affiliates during the fiscal year in which the services are provided;

(2) Such services were not recognized by the Fund at the time of the engagement for such services to be non-audit services; and

(3) Such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this Committee Chairman or other delegate shall be reported to the full Committee at its next regularly scheduled meeting.

e) 2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

f) Not applicable

g) Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to the Adviser, for the 2004 Reporting Period was $4,032,412 and the 2005 Reporting Period was $2,031,811.

h) Auditor Independence. The Registrant’s Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

The Fund has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the Fund is comprised of Robert E. Connor, Paul Belica, John J. Dalessandro II, Hans W. Kertess and R. Peter Sullivan III.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The registrant has delegated the voting of proxies relating to its voting securities to its sub-adviser, Pacific Investment Management Co. (the “Sub-Adviser”). The Proxy Voting Policies and Procedures of the Sub-Adviser are included as an Exhibit 99.PROXYPOL hereto.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

TOTAL NUMBER
			OF SHARES PURCHASED	MAXIMUM NUMBER OF
	TOTAL NUMBER	AVERAGE	AS PART OF PUBLICLY	SHARES THAT MAY YET BE
	OF SHARES	PRICE PAID	ANNOUNCED PLANS OR	PURCHASED UNDER THE PLANS
PERIOD	PURCHASED	PER SHARE	PROGRAMS	OR PROGRAMS
April 2004	N/A	N/A	N/A	N/A
May 2004	N/A	N/A	N/A	N/A
June 2004	N/A	N/A	N/A	N/A
July 2004	N/A	N/A	N/A	N/A
August 2004	N/A	N/A	N/A	N/A
September 2004	N/A	N/A	N/A	N/A
October 2004	N/A	N/A	N/A	N/A
November 2004	N/A	N/A	N/A	N/A
December 2004	N/A	N/A	N/A	N/A
January 2005	N/A	N/A	N/A	N/A
February 2005	N/A	N/A	N/A	N/A
March 2005	N/A	N/A	N/A	N/A

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 10. CONTROLS AND PROCEDURES

(a)          The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a)          Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)         Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

(c)          Exhibit 99.PROXYPOL - Proxy Voting Policies and Procedures

(d)         Exhibit 99.CODE ETH - Code of Ethics

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PIMCO High Income Fund

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date June 10, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date June 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date June 10, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date June 10, 2005